Business Segments - Business Segments (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Revenues	$ 127,514,000	$ 120,106,000	$ 111,338,000
Operating profit	14,101,000	14,369,000	14,503,000
Interest expense	2,638,000	3,346,000	3,928,000
Capital expenditures	34,348,000	17,872,000	10,703,000
Capital expenditures - capitalized interest	1,646,000	1,232,000	952,000
Depreciation, depletion and amortization	12,994,000	12,210,000	11,507,000
Identifiable net assets	268,992,000	245,250,000	240,019,000
Discontinued transportation assets	0	114,000	542,000
Cash items	6,713,000	21,026,000	17,151,000	15,803,000
Transportation
Revenues	103,476,000	97,801,000	89,637,000
Operating profit	9,107,000	9,602,000	9,716,000
Corporate expenses	(1,631,000)	(1,574,000)	(1,480,000)
Capital expenditures	10,459,000	6,743,000	6,568,000
Depreciation, depletion and amortization	6,750,000	6,269,000	6,143,000
Identifiable net assets	42,642,000	39,001,000	43,100,000
Mining royalty land
Revenues	4,483,000	4,261,000	4,510,000
Operating profit	3,905,000	3,507,000	3,696,000
Corporate expenses	(674,000)	(650,000)	(588,000)
Interest expense	40,000	37,000	39,000
Capital expenditures	11,039,000	0	59,000
Depreciation, depletion and amortization	112,000	111,000	103,000
Identifiable net assets	39,695,000	28,295,000	28,651,000
Developed property rentals
Revenues	19,555,000	18,044,000	17,191,000
Operating profit	5,497,000	5,874,000	5,126,000
Corporate expenses	(1,012,000)	(975,000)	(883,000)
Interest expense	2,598,000	3,309,000	3,889,000
Capital expenditures	11,804,000	8,082,000	1,686,000
Capital expenditures - capitalized interest	1,646,000	1,232,000	952,000
Capital expenditures - internal labor	609,000	603,000	281,000
Capital expenditures - real estate taxes (a)	(1,209,000)	1,212,000	1,157,000
Depreciation, depletion and amortization	5,729,000	5,222,000	5,053,000
Identifiable net assets	184,358,000	175,618,000	164,601,000
(a) Receivable on previously capitalized real estate taxes on Anacostia property	2,311,000
(b) 1031 exchange of real estate		4,941,000
Corporate and Other [Member]
Corporate expenses	(1,091,000)	(1,415,000)	(1,084,000)
Depreciation, depletion and amortization	403,000	608,000	208,000
Identifiable net assets	$ 2,297,000	$ 2,336,000	$ 3,667,000